Fathom OpCo Predecessor Period Acquisitions - Micropulse West - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113		$ 63,215	$ 33,007
Micropulse West [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			$ 70
Accounts receivable, net			866
Inventory			333
Other current assets			10
Fixed assets, net			2,490
Intangible assets			7,000
Total assets acquired			10,769
Accounts payable			139
Accrued expenses			13
Other current liabilities			99
Total liabilities assumed			251
Total identifiable net assets			10,518
Goodwill			$ 3,229